ACQUISITIONS AND OTHER ARRANGEMENTS - Saudia Arabia Joint Venture Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions And Collaborations [Line Items]
Cash			$ 0	$ 0	$ 24
Estimated useful lives				10 years
Percentage of common stock retained			100.00%
Saudi Arabia Joint Venture
Acquisitions And Collaborations [Line Items]
Percentage of ownership acquired	51.00%
Cash		$ 24
Percentage of common stock retained	49.00%
Estimated noncontrolling interest in joint venture	$ 39
Saudi Arabia Joint Venture | Customer Relationship
Acquisitions And Collaborations [Line Items]
Weighted-average useful life	10 years
Saudi Arabia Joint Venture | Customer Relationship | Measurement Input Discount Rate
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.140
Saudi Arabia Joint Venture | Reacquired License Rights
Acquisitions And Collaborations [Line Items]
Reacquired license rights fair value total	$ 10
Estimated useful lives	12 years
Saudi Arabia Joint Venture | Reacquired License Rights | Measurement Input Discount Rate
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.130
Saudi Arabia Joint Venture | Significant unobservable inputs (Level 3)
Acquisitions And Collaborations [Line Items]
Fair value of equity interest	$ 39